                              VARIABLE ANNUITY III

                               1997 ANNUAL REPORT


[SBL LOGO]
Security Benefit Life Insurance Company
A Member of The Security Benefit
Group of Companies

A LETTER FROM THE PRESIDENT

At Security Benefit we strive for the optimum in financial integrity, operational excellence and core values. Our dedication to providing quality products and services is a never-ending quest. It's through these commitments that we maintain a strong financial position and consistent growth for the protection and security of our policyholders and customers.

Capitalizing on opportunities and challenges, 1997 was a year of milestones for Security Benefit.

*  Sales were up 5%
*  Profits were up 17%
*  Company assets rose 11%
*  Statutory equity rose 29%

We have long been positioned to meet the demand for flexible annuities. And we took that one step further in 1997 by unveiling Variflex Signature. Our new variable annuity offers opportunities for investors tired of low interest rates and lack of control over their insurance investments.

Another milestone for 1997 was FORTUNE magazine citing Security Benefit as "One of the Best 100 Companies To Work for in America." FORTUNE has discovered what our associates already know--that Security Benefit is a quality, caring and well-managed place to work and grow. We understand that satisfied people are more productive people, and that translates to higher quality service to our customers.

When it comes to quality service, 1997 was a banner season for Security Benefit. DALBAR, an independent research firm that rates the service standards of financial services organizations, awarded us the first Quality Tested Service Seal. The award places Security Benefit at the pinnacle of superior customer service in the variable annuity industry.

As we move forward, our sights are set high to continue as a leader in the financial services industry. By anticipating evolving needs and developing appropriate solutions, we anticipate a prosperous and successful 1998.


HOWARD R. FRICKE

Howard R. Fricke
Chairman of the Board
and Chief Executive Officer

BOARD OF DIRECTORS

Howard R. Fricke
Chairman of the Board and CEO
Security Benefit Life Insurance Company
Topeka, Kansas

Thomas R. Clevenger
Wichita, Kansas

Sister Loretto Marie Colwell
President and CEO
St. Francis Hospital and Medical Center
Topeka, Kansas

John C. Dicus
Chairman of the Board
Capitol Federal Savings & Loan Association
Topeka, Kansas

Stephen J. Douglass
Chairman and CEO
Payless ShoeSource
Topeka, Kansas

William W. Hanna
President & Chief Operating Officer
Koch Industries
Wichita, Kansas

John E. Hayes, Jr.
Chairman of the Board and CEO
Western Resources, Inc.
Topeka, Kansas

Laird G. Noller
President
Noller Enterprises
Topeka, Kansas

Frank Sabatini
Chairman of the Board and CEO
Capital City Bank
Topeka, Kansas

Robert C. Wheeler
Chairman and CEO
Hill's Pet Nutrition, Inc.
Topeka, Kansas


NOTICE OF POLICYOWNERS' MEETING

We encourage you to attend the annual meeting of policyowners to be held on Tuesday, June 2, 1998 at Security Benefit Life, 700 SW Harrison St., Topeka, Kansas, at 2:00 p.m. Each policyowner is entitled to vote, either in person or by proxy, on all matters coming before the meeting. Proxies are available from the corporate secretary and must be returned at least 30 days prior to the annual meeting.

This report is submitted only for the general information of Security Benefit Life Variable Annuity contractowners and participants and is not authorized for distribution to the public.

For More Information Call 1-800-888-2461

www.securitybenefit.com

REPORT OF INDEPENDENT AUDITORS


The Contractowners of SBL Variable Annuity Account III and
The Board of Directors of Security Benefit Life Insurance Company


We have audited the accompanying balance sheet of SBL Variable Annuity Account III (the Account) as of December 31, 1997, and the related statement of operations and changes in net assets for the year then ended. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of December 31, 1997 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of SBL Variable Annuity Account III at December 31, 1997, and the results of its operations and changes in its net assets for the year then ended in conformity with generally accepted accounting principles.

                                                               Ernst & Young LLP

February 6, 1998

SBL VARIABLE ANNUITY ACCOUNT III
================================================================================
BALANCE SHEET                                                  DECEMBER 31, 1997
--------------------------------------------------------------------------------
ASSETS                 (DOLLARS IN THOUSANDS - EXCEPT PER SHARE AND UNIT VALUES)


Investments:

  SBL Fund:

    Series A (Growth Series) - 311,928 shares at net asset value
      of $29.39 per share (cost, $8,114)..............................   $ 9,168

    Series B (Growth-Income Series) - 79,717 shares at net asset
      value of $41.60 per share (cost, $2,951)........................     3,316

    Series C (Money Market Series) - 139,944 shares at net asset
      value of $12.53 per share (cost, $1,780)........................     1,754

    Series D (Worldwide Equity Series) - 65,964 shares at net asset
      value of $6.14 per share (cost, $393)...........................       405

    Series E (High Grade Income Series) - 52,453 shares at net
      asset value of $12.25 per share (cost, $648)....................       643

    Series J (Emerging Growth Series) - 30,591 shares at net asset
      value of $21.33 per share (cost, $582)..........................       653

    Series K (Global Aggressive Bond Series) - 623 shares at net
      asset value of $10.07 per share (cost, $8)......................         6

    Series M (Specialized Asset Allocation Series) - 1,564 shares
      at net asset value of $12.29 per share (cost, $18)..............        19

    Series N (Managed Asset Allocation Series) - 952 shares at net
      asset value of $13.88 per share (cost, $12).....................        13

    Series O (Equity Income Series) - 4,221 shares at net asset
      value of $17.62 per share (cost, $71)...........................        74

    Series S (Social Awareness Series) - 3,617 shares at net asset
      value of $22.25 per share (cost, $61)...........................        80
                                                                          ------
Total assets..........................................................   $16,131
                                                                          ======

                            See accompanying notes.

--------------------------------------------------------------------------------
LIABILITIES AND NET ASSETS

Actuarial risk fees payable...............                               $   140
Net assets are represented by (Note 3):
                                             NUMBER    UNIT
                                            OF UNITS   VALUE    AMOUNT
                                            --------   -----    ------
Growth Series:
   Accumulation units.....................   93,572    $93.80   $8,777
   Annuity reserves.......................    3,421     93.80      321     9,098
                                                                 -----
Growth-Income Series:
   Accumulation units.....................   37,087     87.67    3,251
   Annuity reserves.......................      397     87.67       35     3,286
                                                                 -----
Money Market Series:
   Accumulation units.....................   61,020     28.09    1,714
   Annuity reserves.......................      924     28.09       26     1,740
                                                                 -----
Worldwide Equity Series:
   Accumulation units.....................   21,381     17.91      383
   Annuity reserves.......................    1,056     17.91       19       402
                                                                 -----
High Grade Income Series:
   Accumulation units.....................   23,394     27.26                638

Emerging Growth Series:
   Accumulation units.....................   27,930     22.56      630
   Annuity reserves.......................      759     22.56       17       647
                                                                 -----
Global Aggressive Bond Series:
   Accumulation units.....................      483     11.62                  6

Specialized Asset Allocation Series:
   Accumulation units.....................    1,480     11.32                 17

Managed Asset Allocation Series:
   Accumulation units.....................      876     13.03                 11

Equity Income Series:
   Accumulation units.....................    4,125     16.03                 66

Social Awareness Series:
   Accumulation units.....................    3,272     24.43                 80
                                                                          ------
Total liabilities and net assets..........                               $16,131
                                                                          ======

                            See accompanying notes.

SBL VARIABLE ANNUITY ACCOUNT III
================================================================================
STATEMENT OF OPERATIONS AND
CHANGES IN NET ASSETS                               YEAR ENDED DECEMBER 31, 1997
--------------------------------------------------------------------------------
                                                                  (IN THOUSANDS)

                                                                             GROWTH-     MONEY     WORLDWIDE   HIGH GRADE   EMERGING
                                                                   GROWTH    INCOME      MARKET     EQUITY       INCOME      GROWTH
                                                                   SERIES    SERIES      SERIES     SERIES       SERIES      SERIES
                                                                  ------------------------------------------------------------------
Dividend distributions.........................................   $    53    $    64    $   103     $   9        $ 39        $   1
Expenses (Note 2):
  Mortality and expense risk fee...............................       (75)       (32)       (18)       (3)         (6)          (5)
                                                                  ------------------------------------------------------------------
Net investment income (loss)...................................       (22)        32         85         6          33           (4)

Capital gain distributions.....................................       495        160        ---        19         ---           11
Realized gain (loss) on investments............................     1,411        295         67        32         (17)          65
Unrealized appreciation (depreciation) on investments..........      (344)       163        (27)      (28)         31           53
                                                                  ------------------------------------------------------------------
Net realized and unrealized gain on investments................     1,562        618         40        23          14          129
                                                                  ------------------------------------------------------------------

Net increase in net assets resulting from operations...........     1,540        650        125        29          47          125
Net assets at beginning of year................................     8,409      2,716      2,294       399         552          294
Variable annuity deposits (Notes 2 and 3)......................     3,460      1,090      5,077        91         136          789
Terminations and withdrawals (Notes 2 and 3)...................    (4,286)    (1,152)    (5,690)     (106)        (95)        (534)
Annuity payments (Notes 2 and 3)...............................       (25)       (18)       (66)      (11)         (2)         (27)
                                                                  ------------------------------------------------------------------
Net assets at end of year......................................   $ 9,098    $ 3,286    $ 1,740     $ 402        $638        $ 647
                                                                  ==================================================================

                            See accompanying notes.

                                                                                SPECIALIZED
                                                                    GLOBAL         ASSET      MANAGED ASSET   EQUITY    SOCIAL
                                                                  AGGRESSIVE    ALLOCATION     ALLOCATION     INCOME   AWARENESS
                                                                  BOND SERIES     SERIES         SERIES       SERIES    SERIES
                                                                  --------------------------------------------------------------
Dividend distributions.........................................     $   1          $---         $   ---       $   1      $---
Expenses (Note 2):
  Mortality and expense risk fee...............................        (5)           (2)             (2)         (8)       (1)
                                                                  --------------------------------------------------------------
Net investment income (loss)...................................        (4)           (2)             (2)         (7)       (1)

Capital gain distributions.....................................         2           ---             ---           1         4
Realized gain on investments...................................        59             1             262           4         3
Unrealized appreciation (depreciation) on investments..........       (36)          ---            (233)          1         8
                                                                  --------------------------------------------------------------
Net realized and unrealized gain on investments................        25             1              29           6        15
                                                                  --------------------------------------------------------------

Net increase (decrease) in net assets resulting from operations        21            (1)             27          (1)       14
Net assets at beginning of year................................       592            25           1,401           9        43
Variable annuity deposits (Notes 2 and 3)......................        11             2              12         204        31
Terminations and withdrawals (Notes 2 and 3)...................      (618)           (9)         (1,429)       (146)       (8)
Annuity payments (Notes 2 and 3)...............................       ---           ---             ---         ---       ---
                                                                  --------------------------------------------------------------
Net assets at end of year......................................     $   6          $ 17         $    11       $  66      $ 80
                                                                  ==============================================================

SBL VARIABLE ANNUITY ACCOUNT III
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 1997


1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION - SBL Variable Annuity Account III (the Account) is a separate account of Security Benefit Life Insurance Company (SBL). The Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended. Deposits received by the Account are invested in the SBL Fund, a mutual fund not otherwise available to the public. As directed by the owners, amounts deposited may be invested in shares of Series A (Growth Series - emphasis on capital appreciation), Series B (Growth-Income Series - emphasis on capital appreciation with secondary emphasis on income), Series C (Money Market Series - emphasis on capital preservation while generating interest income), Series D (Worldwide Equity Series - emphasis on long-term capital growth through investment in foreign and domestic common stocks and equivalents), Series E (High Grade Income Series - emphasis on current income with security of
principal),   Series  J   (Emerging   Growth   Series  -  emphasis   on  capital
appreciation), Series K (Global Aggressive Bond Series - emphasis on high current income with secondary emphasis on capital appreciation), Series M (Specialized Asset Allocation Series - emphasis on high total return consisting of capital appreciation and current income), Series N (Managed Asset Allocation Series - emphasis on high level of total return), Series O (Equity Income Series
- emphasis on substantial dividend income and capital appreciation) and Series S (Social Awareness Series - emphasis on capital appreciation).

Under the terms of the investment advisory contracts, portfolio investments of the underlying mutual fund are made by Security Management Company, LLC (SMC), a limited liability company controlled by its members, SBL and Security Benefit Group, Inc. (SBG), a wholly-owned subsidiary of SBL. SMC has engaged Lexington Management Corporation to provide sub-advisory services for the Worldwide Equity Series and Global Aggressive Bond Series, T. Rowe Price Associates, Inc. to provide sub-advisory services for the Managed Asset Allocation Series and the Equity Income Series and Meridian Investment Management Corporation to provide sub-advisory services for the Specialized Asset Allocation Series.

INVESTMENT VALUATION - Investments in mutual fund shares are carried in the balance sheet at market value (net asset value of the underlying mutual fund). The first-in, first-out cost method is used to determine gains and losses. Security transactions are accounted for on the trade date.

The cost of investments purchased and proceeds from investments sold were as follows (In Thousands):

                                                  COST OF       PROCEEDS
                                                 PURCHASES     FROM SALES
                                                 ---------     ----------
      Growth Series...........................    $4,278         $4,586
      Growth-Income Series....................     1,348          1,205
      Money Market Series.....................     5,259          5,839
      Worldwide Equity Series.................       124            122
      High Grade Income Series................       181            104
      Emerging Growth Series..................       814            573
      Global Aggressive Bond Series...........        13            622
      Specialized Asset Allocation Series.....         4             11
      Managed Asset Allocation Series.........        12          1,429
      Equity Income Series....................       206            146
      Social Awareness Series.................        34              8

ANNUITY RESERVES - Annuity reserves relate to contracts that have matured and are in the payout stage. Such reserves are computed on the basis of published mortality tables using assumed interest rates that will provide reserves as prescribed by law. In cases where the payout option selected is life contingent, SBL periodically recalculates the required annuity reserves, and any resulting adjustment is either charged or credited to SBL and not to the Account.

REINVESTMENT OF DIVIDENDS - Dividends and capital gains distributions paid by the mutual fund to the Account are reinvested in additional shares of each respective Series. Dividend income and capital gains distributions are recorded as income on the ex-dividend date.

FEDERAL INCOME TAXES - Under current law, no federal income taxes are payable with respect to the Account.

USE OF ESTIMATES - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

SBL VARIABLE ANNUITY ACCOUNT III
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 1997


2.  VARIABLE ANNUITY CONTRACT CHARGES

SBL deducts an administrative fee of $30 per year for each contract, except for certain contracts based on a minimum account value and the period of time the contract has been in force. Mortality and expense risks assumed by SBL are compensated for by a fee equivalent to an annual rate ranging from 0.85% to 1.2% of the net asset value of each contract, of which 0.7% is for assuming mortality risks and the remainder is for assuming expense risks.

When applicable, an amount for state premium taxes is deducted as provided by pertinent state law either from purchase payments or from the amount applied to effect an annuity at the time annuity payments commence.

A contingent deferred sales charge is assessed against certain withdrawals during the first eight years of the contract, declining from 8% in the first year to 1% in the eighth year. There were no such surrender charges.

3.  SUMMARY OF UNIT TRANSACTIONS (IN THOUSANDS)

                                                                           UNITS
                                                                           -----
Growth Series:
  Variable annuity deposits.............................................     39
  Terminations, withdrawals, annuity payments and expense charges.......     57
Growth-Income Series:
  Variable annuity deposits.............................................     14
  Terminations, withdrawals, annuity payments and expense charges.......     15
Money Market Series:
  Variable annuity deposits.............................................    185
  Terminations, withdrawals, annuity payments and expense charges.......    209
Worldwide Equity Series:
  Variable annuity deposits.............................................      5
  Terminations, withdrawals, annuity payments and expense charges.......      6
High Grade Income Series:
  Variable annuity deposits.............................................      5
  Terminations, withdrawals, annuity payments and expense charges.......      4
Emerging Growth Series:
  Variable annuity deposits.............................................     40
  Terminations, withdrawals, annuity payments and expense charges.......     27
Global Aggressive Bond Series:
  Variable annuity deposits.............................................      1
  Terminations, withdrawals, annuity payments and expense charges.......     49
Specialized Asset Allocation Series:
  Variable annuity deposits.............................................    ---
  Terminations, withdrawals, annuity payments and expense charges.......      1
Managed Asset Allocation Series:
  Variable annuity deposits.............................................      1
  Terminations, withdrawals, annuity payments and expense charges.......    116
Equity Income Series:
  Variable annuity deposits.............................................     12
  Terminations, withdrawals, annuity payments and expense charges.......      9
Social Awareness Series:
  Variable annuity deposits.............................................      1
  Terminations, withdrawals, annuity payments and expense charges.......    ---

[SBG LOGO]                                                         BULK RATE
The Security Benefit Group of Companies                        U.S. POSTAGE PAID
700 SW Harrison St.,                                              TOPEKA, KS
Topeka, Kansas 66636-0001                                       PERMIT NO. 428